Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Comprehensive income
Net income (loss)	$ 139,986	$ (8,398)	$ (264,322)
Unrealized gain from marketable securities	0	0	1,901
Gain from marketable securities reclassified to Consolidated Statement of Operations	0	0	(571)
Foreign currency translation gain	106	893	158
Other comprehensive income	106	893	1,488
Comprehensive income (loss)	140,092	(7,505)	(262,834)
Comprehensive income attributable to non-controlling interest	(14)	(482)	(539)
Comprehensive income (loss) attributable to the Company	140,078	(7,987)	(263,373)
Comprehensive income (loss)	$ 140,092	$ (7,505)	$ (262,834)